Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction (Tables)	6 Months Ended
Jun. 30, 2024
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Schedule of remaining contractual commitments under 14 vessel construction contracts	The contractual commitments under 14 remaining vessel construction contracts are analyzed as follows as of June 30, 2024 (in thousands):

Payments due by period ended
December 31, 2024	$205,067
December 31, 2025	204,550
December 31, 2026	295,212
December 31, 2027	288,984
Total contractual commitments	$993,813